Total
Principal Exchange-Traded Funds | Principal Millennials Index ETF
PRINCIPAL MILLENNIALS INDEX ETF
Principal Exchange-Traded Funds
Supplement dated December 13, 2019
to the Statutory Prospectus dated November 1, 2019
(as previously supplemented)

This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.
SUMMARY FOR PRINCIPAL MILLENNIALS INDEX ETF

Effective 12/31/2019, in the Performance section, in the Average Annual Total Returns table, remove the line for Nasdaq Global Millennial Opportunity Index and replace with the following:
Average Annual Total Returns	Label	1 Year	Since Inception
Principal Exchange-Traded Funds | Principal Millennials Index ETF | Nasdaq Global Millennial Opportunity Index (NTR) (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)	Nasdaq Global Millennial Opportunity Index (NTR) (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)	(7.78%)	11.33%